26. Income tax and tax on minimum presumed income / Deferred tax (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2017 ARS ($)
SummaryOfIncomeTaxAndTaxOnMinimumPresumedIncomeDeferredTaxLineItems [Line Items]
Minimum presumed income tax credit	$ 64,456
2012
SummaryOfIncomeTaxAndTaxOnMinimumPresumedIncomeDeferredTaxLineItems [Line Items]
Minimum presumed income tax credit	$ 20,506
Year of expiration	2022
2013
SummaryOfIncomeTaxAndTaxOnMinimumPresumedIncomeDeferredTaxLineItems [Line Items]
Minimum presumed income tax credit	$ 43,950
Year of expiration	2023
2016
SummaryOfIncomeTaxAndTaxOnMinimumPresumedIncomeDeferredTaxLineItems [Line Items]
Minimum presumed income tax credit	$ 0
Year of expiration	2026